Share-based payments - Additional Information (Detail) £ in Millions	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018 GBP (£)	Jun. 21, 2022	Dec. 31, 2020 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Jun. 30, 2020 shares	Dec. 31, 2018
Statements [Line Items]
Description of vesting requirements for share based payment arrangement				one to four years
Description of maximum term of options granted for share based payment arrangement				unexercised after a period of 10 years from the date of grant
Long Term Incentive Plan Awards [Member]
Statements [Line Items]
Description of share based payment arrangement				All awards are subject to achievement of the performance conditions and can be exercised up to ten years after the grant date.
Deferred Share Award [Member]
Statements [Line Items]
Compulsory holding period				2 years
Profitable Growth Incentive Plan PGIP [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement				April 2025
Description of expiration terms for share based payment arrangement				30 days
Share based payment arrangement, Vesting award percentage				25.00%
Profitable Growth Incentive Plan PGIP [Member] | Tranche One After Six Months [Member]
Statements [Line Items]
Share based payment arrangement, Vesting award percentage				25.00%
Profitable Growth Incentive Plan PGIP [Member] | Tranche Two After Twelve Months [Member]
Statements [Line Items]
Share based payment arrangement, Vesting award percentage				25.00%
Profitable Growth Incentive Plan PGIP [Member] | Tranche Three After Eighteen Months [Member]
Statements [Line Items]
Share based payment arrangement, Vesting award percentage				25.00%
Share Incentive Plan Awards [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement	There are no vesting conditions attached to the Free Shares, other than being continuously employed by the Company for three years from the date of grant.
Description of share based payment arrangement	For every Partnership Share bought by the employee up to a limit of £1,800 per tax year the Company will give the employee one share (Matching Shares), provided the employee remains employed by the Company for a period of at least three years.
Share Incentive Plan Awards [Member] | Per Tax Year [Member]
Statements [Line Items]
Maximum limit of partnership share to be bought by employee to get one matching share	£ 1,800
Share Incentive Plan Awards [Member] | Per Tax Year [Member] | Free Shares [Member]
Statements [Line Items]
Shares issued to employees	£ 3,600
Abcam Growth Plan [Member] | Based On The Achievement Of Targets Over Three Years [Member]
Statements [Line Items]
Incentive fee as a percentage of annual salary eligble to be received by the participants based on the achievements of the targets		10.00%
Threshold period for the achievement of the target		3 years
Abcam Growth Plan [Member] | Based On The Achievement Of Targets Before Two Thousand And Twenty Four [Member]
Statements [Line Items]
Incentive fee as a percentage of annual salary eligble to be received by the participants based on the achievements of the targets		30.00%
Share Option Scheme SOS [Member]
Statements [Line Items]
Number of share options granted in share based payment arrangement | shares			0	0	0	0
AbShare Employee Share Scheme [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement							10
Description of employee contribution							5% of their salary spread across three years
Percentage of employee contribution per annum							1.67%
Vesting Period							2021-11